Fees Summary	Oct. 19, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 603.87
Total Fee Amount	603.87
Total Transaction Valuation	6,941,068.00
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A